Shareholders' Equity (Details) - Stock options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Options outstanding, beginning balance	624,437
Granted	179,002
Exercised	(109,487)
Expired and forfeited	(14,400)
Options outstanding, ending balance	679,552	624,437
Vested and expected to vest	679,552
Exercisable at December 31, 2017	254,850	330,337
Weighted average exercise price
Options outstanding, beginning balance	$ 10.47	$ 7.75
Granted	19.48
Exercised	8.13
Expired and forfeited	11.29
Options outstanding, ending balance	13.20	10.47
Vested and expected to vest	13.20
Exercisable at December 31, 2017	$ 10.31	$ 9.41
Weighted average remaining contractual term (in years)
Outstanding, beginning balance	3 years 6 months 18 days
Outstanding, ending balance	3 years 4 months 6 days
Vested and expected to vest	3 years 4 months 6 days
Exercisable at December 31, 2017	2 years 4 months 6 days
Aggregate intrinsic value
Outstanding, beginning balance	$ 4,576	$ 6,157
Outstanding, ending balance	4,517	$ 4,576
Vested and expected to vest	4,517
Exercisable as of December 31, 2017	$ 2,431